Notes on the Consolidated Balance Sheet - Schedule of lease payables (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease payables	€ 8,274	€ 2,261
Lease liabilities	7,670	0
Current	1,731
Non-current	5,939
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease payables	1,962	1,225
One to three years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease payables	3,492	1,003
Three to five years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease payables	2,820	33
More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease payables	€ 0	€ 0